Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Real estate investments, net	$ 2,153,653	$ 2,010,303
Property and equipment, used in operations, net	141,886	139,121		118,954
Cash and cash equivalents	48,278	285,221	17,188	14,562	17,146	18,913
Prepaid expenses	7,667	5,983		1,141
Deferred income taxes	1,927	2,228		2,859
Other current assets	24,240	17,367		1,009
Goodwill	75,521	75,521		75,521
Other intangible assets	9,577	9,577		9,577
Debt issuance costs, net of accumulated amortization of $3,277 and $1,270 at March 31, 2014 and December 31, 2013, respectively	44,862	46,877
Loan receivable	41,000
Other assets	13,275	17,041		134
Total assets	2,561,886	2,609,239		267,075
Liabilities
Accounts payable	24,594	21,397		251
Accrued expenses	6,995	13,783		5,787
Accrued interest	42,869	18,055
Accrued salaries and wages	8,135	10,337		3,507
Gaming, property, and other taxes	23,764	18,789		1,136
Income taxes	5,889	17,256		11,538
Other current liabilities	14,585	12,911		109
Long-term debt	2,500,000	2,350,000
Deferred income taxes	3,083	4,282		8,417
Total liabilities	2,629,914	2,466,810		30,745
Shareholders' (deficit) equity
Common stock ($.01 par value, 550,000,000 shares authorized, 111,771,524 and 88,659,448 shares issued at March 31, 2014 and December 31, 2013, respectively)	1,118	887
Additional paid-in capital	862,588	3,651		71,356
Retained (deficit) earnings	(931,734)	137,891		164,974
Total shareholders' (deficit) equity	(68,028)	142,429		236,330	219,911	215,388
Total liabilities and shareholders' (deficit) equity	$ 2,561,886	$ 2,609,239		$ 267,075